Contingency and Capital Commitments	12 Months Ended
Mar. 31, 2023
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Contingency and Capital Commitments
42	CONTINGENCY AND CAPITAL COMMITMENTS
Legal Proceedings
The Group is engaged in various legal proceedings in Japan and a number of overseas jurisdictions, involving claims by and against it, which arise in the normal course of business. The Group does not expect that the outcome of these proceedings will have a significant adverse effect on the consolidated financial statements of the Group. The Group has recorded adequate provisions with respect to litigation arising out of normal business operations. The Group has not disclosed any contingent liability associated with these legal actions because it cannot reliably be estimated.
In addition, the Group’s wholly-owned broker-dealer subsidiary, SMBC Nikko Securities Inc
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(“SMBC Nikko Securities”), is involved in ongoing legal proceedings in Japan. On March 24 and April 13, 2022, the Tokyo District Public Prosecutors Office brought charges against SMBC Nikko Securities and several of its former officers and employees, on allegations of illegal stabilization transactions in violation of the Financial Instruments and Exchange Act. The first hearing in the trial was conducted on October 28, 2022, at which SMBC Nikko Securities admitted culpability with respect to the charges. On February 13, 2023, SMBC Nikko Securities was convicted by the Tokyo District Court to a fine of ¥700 million and a forfeit of ¥4,471 million. The amount of the fine and the forfeit was recognized as an other liability at March 31, 2023.
Capital Commitments
At March 31, 2023 and 2022, the Group had ¥1,134 million and ¥6,587 million, respectively, of contractual commitments to acquire property, plant and equipment.
In addition, the Group had ¥631 million and nil of contractual commitments to acquire intangible assets, at March 31, 2023 and 2022, respectively.

The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.

Loan Commitments and Financial Guarantees and Other Credit-related Contingent Liabilities
Loan commitment contracts on overdrafts and loans are agreements to lend up to a prescribed amount to customers, as long as there is no violation of any condition established in the contracts. However, since many of these loan commitments are expected to expire without being drawn down, the total amount of unused commitments does not necessarily represent an actual future cash flow requirement. Many of these loan commitments include clauses under which the Group can reject an application from customers or reduce the contract amounts in cases where economic conditions change, the Group needs to secure claims, or some other significant event occurs.
Financial guarantees are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of the debt instrument. Other credit-related contingent liabilities include performance bonds, which are contracts that provide compensation if another party fails to perform the contractual obligation.
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2023 and 2022.

	At March 31,
	2023	2022

	(In millions)
Loan commitments	¥79,068,816	¥73,246,384
Financial guarantees and other credit-related contingent liabilities	13,693,772	11,722,240

Total	¥92,762,588	¥84,968,624